Financial Assets and Liabilities - Summary of Carrying Amounts and Fair Value of Financial Assets and Financial Liabilities (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Financial assets		R$ 28,807,488	R$ 17,574,937
Financial liabilities		(53,176,950)	(38,078,126)
Cost [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		14,034,381	10,370,846
Financial liabilities		(19,526,428)	(16,635,587)
Cost [member] | Investment fund [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		2,155,446	3,279,170
Cost [member] | Marketable securities [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		3,669,109	3,115,503
Cost [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		8,140,700	3,824,410
Financial liabilities		(446,061)	(81,051)
Cost [member] | Loans, borrowings and debentures [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		(18,855,580)	(16,370,166)
Cost [member] | Contingent consideration [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	[1]	(224,787)	(184,370)
Cost [member] | Other financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		69,126	151,763
Fair value [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets			151,763
Financial liabilities			0
Fair value [member] | Investment fund [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets			0
Fair value [member] | Marketable securities [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets			0
Fair value [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets			0
Financial liabilities			0
Fair value [member] | Loans, borrowings and debentures [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities			0
Fair value [member] | Contingent consideration [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	[1]		0
Fair value [member] | Other financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets			151,763
Fair value [member] | Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		69,126
Financial liabilities		0
Fair value [member] | Level 1 [member] | Investment fund [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		0
Fair value [member] | Level 1 [member] | Marketable securities [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		0
Fair value [member] | Level 1 [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		0
Financial liabilities		0
Fair value [member] | Level 1 [member] | Loans, borrowings and debentures [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		0
Fair value [member] | Level 1 [member] | Contingent consideration [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	[1]	0
Fair value [member] | Level 1 [member] | Other financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		69,126
Fair value [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		13,965,255	10,219,083
Financial liabilities		(19,526,428)	(16,609,468)
Fair value [member] | Level 2 [member] | Investment fund [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		2,155,446	3,279,170
Fair value [member] | Level 2 [member] | Marketable securities [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		3,669,109	3,115,503
Fair value [member] | Level 2 [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		8,140,700	3,824,410
Financial liabilities		(446,061)	(81,051)
Fair value [member] | Level 2 [member] | Loans, borrowings and debentures [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		(18,855,580)	(16,370,166)
Fair value [member] | Level 2 [member] | Contingent consideration [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	[1]	(224,787)	(158,251)
Fair value [member] | Level 2 [member] | Other financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		R$ 0	0
Fair value [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets			0
Financial liabilities			(26,119)
Fair value [member] | Level 3 [member] | Investment fund [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets			0
Fair value [member] | Level 3 [member] | Marketable securities [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets			0
Fair value [member] | Level 3 [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets			0
Financial liabilities			0
Fair value [member] | Level 3 [member] | Loans, borrowings and debentures [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities			0
Fair value [member] | Level 3 [member] | Contingent consideration [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	[1]		(26,119)
Fair value [member] | Level 3 [member] | Other financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets			R$ 0

[1]	In2019, the consideration payable related to the contingent variable consideration payable ofExxonMobil’swas considered level3, however the nature of the calculation has changed. In2020, the Company reviewed the fair value hierarchy, and the contingent is now framed as level2.